SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted Cash	$ 3,000,000	$ 5,033,000
After tax profit	10.00%
Accumulative amount of reserve	50.00%